Consolidated Statements of Comprehensive Income (Parenthetical) $ in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 USD ($)
Consolidated Statements of Comprehensive Income [Abstract]
Other Comprehensive Income (Loss), Foreign Currency Translation Gain (Loss) Arising During Period, Tax	$ 0.0		$ 3.0
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Tax		$ 1.2		$ 1.2
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Tax	(9.0)		0.0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Tax	1.0		0.0
Other Comprehensive Income (Loss), Available-for-sale Securities, before Reclassification Adjustments, Tax	1.0		(3.0)
Other Comprehensive (Income) Loss, Amortization Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Prior Service Cost (Credit), Tax	0.0		9.0
Other Comprehensive Income Los sAvailable For Sale Securities Before Reclassification Adjustments Tax Other Equity Method	$ (7.0)		$ 9.0